LIQUIDITY AND GOING CONCERN (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liquidity And Going Concern [Line Items]
Cash and cash equivalents	$ 109	$ 214	$ 3,765	$ 1,033	$ 157
Stock Purchase Agreement [Member]
Liquidity And Going Concern [Line Items]
Cash and cash equivalents	$ 109
Series G Preferred Stock [Member] | Stock Purchase Agreement [Member] | Cayman Islands [Member]
Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues	1,087
Stock Issued During Period, Value, New Issues	$ 5,000
Original Issue Discount Percentage	8.00%